Cover	Jun. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2022
File Number	333-229830
Registrant Name	CHARMT, INC.
Entity Central Index Key	0001765048
Tax Identification Number	32-0575017
Incorporation State Country Code	NV
Address Line 1	66 West Flagler Street
Address Line 2	Suite 900 - #3040
Address City	Miami
Address State	FL
Address Postal Zip Code	33130
City Area Code	251
Local Phone Number	2629446
Written Communications	false
Soliciting Material	false
PreCommencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	false
PreCommencement Issuer Tender Offer	false